Debentures (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands				4 Months Ended	12 Months Ended
	Oct. 07, 2020	Sep. 30, 2020	Sep. 29, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Amendment terms of debenture effective date					July 1, 2020
Weighted average coupon interest rate		14.00%			7.00%
Percentage of principal balance with maturity extended					50.00%
Annual interest payable			12.00%
Quarterly interest payable			3.00%
Annual interest received					8.00%
Quarterly interest received					2.00%
Unpaid interest settlement percentage				10.00%
Number of shares issued	4,479,392
Exercise price per warrant	$ 2.03
Warrants exercised to common shares					3,618,737	990,427
Cash proceeds for issuance of common shares					$ 6,375	$ 2,011
Financial liability		$ 3,500
Debt carrying amount		47,264
Financial liabilities, at fair value		$ 42,231
Difference between fair value and carrying value of debt	$ 1,533
Reduction in interest expense	767
Gain on debenture	765
Transaction costs					$ 3,940	$ 414
Financial liability converted into equity instrument and remeasured at fair value	$ 3,508
Debenture warrants, outstanding and exercisable					1,184,015	3,488,965
Other non-operating (income) expenses [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Transaction costs						$ 169
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period				Mar. 01, 2020
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unpaid interest period				Jun. 30, 2020
Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures					Jan. 31, 2023
Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Extended maturity date of debentures					Jan. 31, 2024